Notes Payable (Details Textual) - USD ($)														1 Months Ended							3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2020	Oct. 13, 2020	Aug. 12, 2020	Feb. 06, 2020	Dec. 31, 2019	Nov. 07, 2019	Sep. 24, 2019	Aug. 29, 2019	Aug. 08, 2019	Jul. 05, 2019	Jun. 11, 2019	Apr. 29, 2019	Apr. 30, 2018	Feb. 22, 2021	Jun. 30, 2020	Jun. 23, 2020	Apr. 30, 2020	Feb. 26, 2020	Aug. 29, 2019	Feb. 14, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Apr. 03, 2020
Notes Payable (Details) [Line Items]
Debt discount																											$ 787,217	$ 1,270,943	$ 1,709,759	$ 1,794,359
Convertible promissory note, description														June 11, 2020
Loss on conversion																											648,036
Net proceeds amount						$ 150
Loss on debt extinguishment																			$ 611,909		$ 1,507,218	$ (39,065)	$ 397,532				126,735
Financing cost																											153,334	82,952	88,762	95,805
Amortization expenses																					210,429			$ 439,507			787,216	1,270,943
Unamortized debt discount															$ 605,211						368,348					$ 605,211	368,348		605,211
Interest expense																					337			0			267,640	72,110	463	$ 0
Accrued interest																					209,161			$ 192,625			209,161	$ 192,625
Cost of Sales [Member]
Notes Payable (Details) [Line Items]
Fair value for net charge																					0						0
Debt discount																											0		0
Convertible Notes Payable [Member]
Notes Payable (Details) [Line Items]
Debt discount																									$ 0	$ 75,205
Retired via conversion into shares
Convertible Notes Payable [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Debt discount																											0		27,482
NetValueMember
Notes Payable (Details) [Line Items]
Retired via conversion into shares																											(1,312,000)		(961,000)
Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Retired via conversion into shares																											(1,312,000)		(961,000)
Convertible promissory note and a security purchase agreement [Member]
Notes Payable (Details) [Line Items]
Debt discount																											30,432		129,700
Convertible promissory note and a security purchase agreement [Member] | DecemberThreeOneTwoZeroTwoZeroMember
Notes Payable (Details) [Line Items]
Debt discount																											67,913
Convertible promissory note and a security purchase agreement [Member] | DebtDiscountMember
Notes Payable (Details) [Line Items]
Debt discount																											87,931
Convertible promissory note and a security purchase agreement [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Debt discount																									0				99,218
Convertible promissory note and a security purchase agreement [Member] | Convertible Notes Payable [Member]
Notes Payable (Details) [Line Items]
Convertible notes		$ 205,700	$ 205,700	$ 200,000	$ 150,000	$ 150,000	$ 150,000	$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 208,000	$ 225,000			$ 205,700		$ 187,000	$ 300,000	$ 104,000											$ 205,700
Maturity date											Jun. 11, 2020		Apr. 30, 2019
Notes payable interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%			8.00%	8.00%	8.00%	8.00%	8.00%
Convertible price for interest payment percentage	78.00%	78.00%	78.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	60.00%			78.00%	78.00%	70.00%		70.00%
Fair value of notes				$ 200,000				$ 300,000			$ 300,000					$ 205,700	$ 205,700	$ 187,000	$ 300,000
Fair value of notes payable black-scholes pricing model				$ 156,061													$ 128,369	$ 150,268
Expected life				1 year													1 year	1 year
Volatility				113.00%													106.00%	118.00%
Dividend yield percent				0.00%													0.00%	0.00%
Convertible notes payable	$ 205,700				$ 150						300	$ 208	$ 225							$ 104
Debt discount															$ 0										0		0		46,726
Risk free interest rate				1.51%													0.16%	1.18%
Note retired																									208,000				50,000
Retired via conversion into shares																									54,000
Conversion loss											177,160	109,561
Financing cost					39,172
Amortization of Debt Issuance Costs																									0				94,064
Original discount, description	This note carried an Original Discount of 10% or $18,700 which was included in interest expense at the time of valuation.	This note carried an Original Discount of 10% or $18,700 which was included in interest expense at the time of valuation.	This note carried an Original Discount of 10% or $18,700 which was included in interest expense at the time of valuation.													This note carried an Original Discount of 10% or $18,700 which was included in interest expense at the time of valuation.
Convertible promissory note and a security purchase agreement [Member] | Convertible Notes Payable [Member] | Cost of Sales [Member]
Notes Payable (Details) [Line Items]
Debt discount																											0		0
Convertible promissory note and a security purchase agreement [Member] | Convertible Notes Payable [Member] | DecemberThreeOneTwoZeroTwoZeroMember
Notes Payable (Details) [Line Items]
Debt discount																											46,269
Conversion loss																						$ 36,242			36,242
Convertible promissory note and a security purchase agreement [Member] | Convertible Notes Payable [Member] | DebtDiscountMember
Notes Payable (Details) [Line Items]
Debt discount																									0				37,833
Convertible promissory note and a security purchase agreement [Member] | Convertible Notes Payable [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Debt discount																									0		0		2,627
Convertible promissory note and a security purchase agreement [Member] | Convertible Notes Payable [Member] | Notes Payable, Other Payables [Member] | DecemberThreeOneTwoZeroTwoZeroMember
Notes Payable (Details) [Line Items]
Debt discount																									10,551				106,916
Convertible promissory note and a security purchase agreement [Member] | Convertible Notes Payable [Member] | Notes Payable, Other Payables [Member] | DebtDiscountMember
Notes Payable (Details) [Line Items]
Debt discount																									$ 0				26,452
Derivatives and Hedging [Member] | Convertible Notes Payable [Member]
Notes Payable (Details) [Line Items]
Fair value of notes	$ 205,700	$ 205,700	$ 205,700		150,000	$ 150,000	$ 150,000	300	$ 300,000	$ 300,000		208,000	225,000						300	104,000	$ 300						$ 300
Fair value of notes payable black-scholes pricing model	$ 121,112	$ 126,471	$ 126,029		$ 189,172	$ 121,875	$ 118,009	$ 234,052	$ 254,082	$ 239,759	$ 240,217	$ 170,098	$ 287,174			$ 132,236			$ 234,052	$ 90,567
Risk-free interest rate													2.24%
Expected life	1 year	1 year	1 year		1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year			1 year				1 year
Volatility	93.97%	103.10%	101.00%		115.00%	122.00%	113.00%	113.00%	113.00%	118.00%	16.00%	118.00%	202.00%			108.00%				136.00%
Dividend yield percent	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%			0.00%				0.00%
Convertible notes payable							$ 150
Fair value for net charge													$ 62,174
Risk free interest rate	0.09%	0.13%	0.13%		1.59%	1.58%	1.78%	1.75%	1.79%	1.98%	2.05%	2.42%				0.18%				2.53%
Net proceeds amount									$ 300
Derivatives and Hedging [Member] | Convertible Notes Payable [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Debt discount																													$ 43,074